Inventories (Tables)	12 Months Ended
Jan. 31, 2023
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Summary of Inventories
The Company’s inventories were as follows, as at:

	January 31, 2023	January 31, 2022

Materials and work in progress	$1,175.5	$1,193.6
Finished products	746.1	176.9
Parts, accessories and apparel	368.5	320.8
Total inventories	$2,290.1	$1,691.3